Derivative Financial Instruments - Gain or Loss Recognized in Earnings on Derivatives (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Derivative Instruments And Hedging Activities [Line Items]
Total	¥ 0	¥ (87)
Not designated as hedging instruments [Member] | Forward exchange contracts [Member] | Foreign currency exchange gain (loss), net [Member]
Derivative Instruments And Hedging Activities [Line Items]
Total	¥ 0	¥ (87)